Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	0	0	0	1,474,334
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 0	$ 0	$ 0	$ 60.01